Related party relationship and transactions (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Subsidiaries and Associates

List of subsidiaries and associates as of March 31, 2018 are provided in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation

Wipro LLC			USA
	Wipro Gallagher Solutions, Inc.		USA
		Opus Capital Markets Consultants LLC	USA
		Wipro Promax Analytics Solutions LLC	USA
	Infocrossing, Inc.		USA
	Wipro Insurance Solutions LLC Wipro Data Centre and Cloud Services, Inc. Wipro IT Services, Inc.		USA USA USA
		HPH Holdings Corp.(A) Appirio, Inc. (A)	USA USA
		Cooper Software, Inc.	USA

Wipro Overseas IT Services Pvt. Ltd			India

Wipro Japan KK			Japan

Wipro Shanghai Limited			China

Wipro Trademarks Holding Limited			India

Wipro Travel Services Limited			India

Wipro Holdings UK Limited			U.K.
	Wipro Information Technology Austria GmbH		Austria
		Wipro Technologies Austria GmbH	Austria
	Wipro Digital Aps		Denmark
		Designit A/S (A)	Denmark
	Wipro Europe Limited		U.K.
		Wipro UK Limited	U.K.
	Wipro Financial Services UK Limited		U.K.
Wipro Cyprus Private Limited			Cyprus
	Wipro Doha LLC #		Qatar
	Wipro Technologies S.A DE C.V		Mexico
	Wipro BPO Philippines LTD. Inc.		Philippines

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
	Wipro Holdings Hungary Korlátolt Felelősségű Társaság	Wipro Holdings Investment Korlátolt Felelősségű Társaság	Hungary Hungary
	Wipro Technologies SA		Argentina
	Wipro Information Technology Egypt SAE		Egypt
	Wipro Arabia Co. Limited *		Saudi Arabia
		Women’s Business Park Technologies Limited *	Saudi Arabia
	Wipro Poland Sp. Z.o.o		Poland
	Wipro IT Services Poland Sp.zo.o		Poland
	Wipro Technologies Australia Pty Ltd		Australia
	Wipro Corporate Technologies Ghana Limited Wipro Technologies South Africa (Proprietary) Limited	Wipro Technologies Nigeria Limited	Ghana South Africa Nigeria
	Wipro IT Service Ukraine LLC Wipro Information Technology Netherlands BV.		Ukraine Netherlands
		Wipro Portugal S.A.(A)	Portugal
		Wipro Technologies Limited, Russia	Russia
		Wipro Technology Chile SPA	Chile
		Wipro Solutions Canada Limited	Canada
		Wipro Information Technology Kazakhstan LLP	Kazakhstan
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica
		Wipro Outsourcing Services (Ireland) Limited	Ireland
		Wipro Technologies VZ, C.A.	Venezuela
		Wipro Technologies Peru S.A.C InfoSERVER S.A. Wipro do Brasil Technologia Ltda (A)	Peru Brazil Brazil
	Wipro Technologies SRL		Romania
	PT WT Indonesia		Indonesia
	Wipro (Thailand) Co Limited		Thailand
	Wipro Bahrain Limited WLL		Bahrain

	Wipro Gulf LLC		Sultanate of Oman
	Rainbow Software LLC		Iraq
	Cellent GmbH		Germany
		Cellent Mittelstandsberatung GmbH	Germany
		Cellent Gmbh (A)	Austria

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro Networks Pte Limited			Singapore
	Wipro (Dalian) Limited		China
	Wipro Technologies SDN BHD		Malaysia

Wipro Chengdu Limited			China

Wipro Airport IT Services Limited *			India

Appirio India Cloud Solutions Private Limited			India

Wipro IT Services Bangladesh Limited			Bangladesh

*

All the above direct subsidiaries are 100% held by the Company except that the Company holds 66.67% of the equity securities of Wipro Arabia Co. Limited and 74% of the equity securities of Wipro Airport IT Services Limited and 55% of the equity securities of Women’s Business Park Technologies Limited are held by Wipro Arabia Co. Limited.

#	51% of equity securities of Wipro Doha LLC are held by a local shareholder. However, the beneficial interest in these holdings is with the Company.

The Company controls ‘The Wipro SA Broad Based Ownership Scheme Trust’, ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD incorporated in South Africa.

(A)	Step Subsidiary details of Wipro Portugal S.A, Wipro do Brasil Technologia Ltda , Digital A/s, Cellent GmbH, HPH Holdings Corp. and Appirio, Inc. are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro Portugal S.A.			Portugal
	Wipro Technologies Gmbh		Germany
	New Logic Technologies SARL		France

Wipro do Brasil Technologia Ltda			Brazil
	Wipro Do Brasil Sistemetas DeInformatica Ltd		Brazil

Designit A/S			Denmark
	Designit Denmark A/S		Denmark
	Designit Munich GmbH		Germany
	Designit Oslo A/S		Norway
	Designit Sweden AB		Sweden
	Designit T.L.V Ltd.		Israel
	Designit Tokyo Lt.d		Japan
	Denextep Spain Digital, S.L		Spain
		Designit Colombia S A S Designit Peru SAC	Colombia Peru

Cellent GmbH			Austria
	Frontworx Informationstechnologie GmbH		Austria

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
HPH Holdings Corp.			USA
	HealthPlan Services Insurance Agency, Inc.		USA
	HealthPlan Services, Inc.		USA
Appirio, Inc.			USA
	Appirio, K.K		Japan
	Topcoder, Inc.		USA
	Appirio Ltd		Ireland
		Appirio GmbH	Germany
		Appirio Ltd (UK)	U.K.
	Appirio Singapore Pte Ltd		Singapore

Summary of Related Party Transactions

The Company has the following related party transactions:

	Entities controlled by Directors			Key Management Personnel
Transaction / balances	2016	2017	2018	2016	2017	2018
Sales of goods and services	240	114	136	—	—	—
Assets purchased	231	106	290	—	—	—
Dividend	20,559	5,087	3,171	1,147	287	191
Buyback of shares	—	19,638	63,745	—	2	^
Rental Income	36	43	42	—	—	—
Rent Paid	22	8	7	6	6	6
Others	43	93	31	—	—	—

Key management personnel *
Remuneration and short-term benefits	—	—	—	273	231	248
Other benefits	—	—	—	135	156	130

Balance as at the year end
Receivables	137	76	39	—	—	—
Payables	225	22	57	37	27	55

Further investment in associates during the year ₹Nil and ₹261 as at March 31, 2017 and 2018 respectively.

^	value is less than ₹1

*	Post employment benefit comprising compensated absences is not disclosed as this are determined for the Company as a whole. Benefits includes the prorated value of Restricted Stock Units (“RSU’s”) granted to the personnel, which vest over a period of time. Other benefits include share based compensation ₹126, ₹148 and ₹124 as at March 31, 2016, 2017 and 2018 respectively.